Note 9 - Subsequent Events (Q2)	6 Months Ended
Sep. 30, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]	Note 9. Subsequent Events On October 24, 2014, Vision drew down another $1.0 million under the 2014 Note. As of November 13, 2014, Vision had $3.0 million in principal outstanding under the 2014 Note.